Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Registrant

SCHEDULE II. CONDENSED FINANCIAL INFORMATION OF REGISTRANT

CONDENSED BALANCE SHEETS

(Amounts in thousands)

	December 31,
	2011	2010
Assets:
Investments:
Long-term investments	$36,458	$15,963
Short-term investments	58	62,582

Total investments	36,516	78,545
Cash	27,099	0
Investment in affiliates	4,960,492	4,624,583
Due from affiliates	50,977	138,130
Taxes receivable	61,616	65,195
Other assets	7,581	5,391

Total assets	$5,144,281	$4,911,844

Liabilities and shareholders’ equity:
Liabilities:
Short-term debt	$224,842	$198,875
Long-term debt	790,571	789,643
Due to affiliates	145,556	136,931
Other liabilities	123,681	119,066

Total liabilities	1,284,650	1,244,515

Shareholders’ equity:
Preferred stock	351	351
Common stock	112,312	119,812
Additional paid-in capital	775,842	783,119
Accumulated other comprehensive income	549,916	23,092
Retained earnings	3,264,711	3,124,436
Treasury stock	(843,501)	(383,481)

Total shareholders’ equity	3,859,631	3,667,329

Total liabilities and shareholders’ equity	$5,144,281	$4,911,844

See Notes to Condensed Financial Statements and accompanying Report of Independent Registered

Public Accounting Firm.

CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands)

	Year Ended December 31,
	2011	2010	2009
Net investment income	$23,542	$26,031	$17,374
Realized investment gains (losses)	508	(1,646)	(1)

Total revenue	24,050	24,385	17,373

General operating expenses	30,945	21,682	18,119
Reimbursements from affiliates	(19,335)	(13,375)	(5,973)
Interest expense	75,426	74,827	71,687

Total expenses	87,036	83,134	83,833

Operating income (loss) before income taxes and equity in earnings of affiliates	(62,986)	(58,749)	(66,460)
Income taxes	14,380	18,521	19,773

Net operating loss before equity in earnings of affiliates	(48,606)	(40,228)	(46,687)
Equity in earnings of affiliates	545,767	539,094	429,861

Net income	$497,161	$498,866	$383,174

See Notes to Condensed Financial Statements and accompanying Report of Independent Registered

Public Accounting Firm.

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands)

	Year Ended December 31,
	2011	2010	2009
Cash provided from (used for) operations before dividends from subsidiaries	$(33,042)	$(33,403)	$(51,241)
Cash dividends from subsidiaries	769,139	370,947	354,695

Cash provided from operations	736,097	337,544	303,454

Cash provided from (used for) investing activities:
Acquisition of investments	0	(14,279)	(125)
Disposition of investments	11,828	33	31
Net decrease (increase) in short-term investments	62,524	106,881	(129,789)
Investment in subsidiaries	(25,000)	(18,722)	(100,000)

Cash provided from (used for) investing activities	49,352	73,913	(229,883)

Cash provided from (used for) financing activities:
Issuance of 9 1/4% Senior Notes	0	0	296,308
Acquisition of 9 1/4% Senior Notes	0	(8,913)	0
Repayment of 8 1/4% Senior Debentures	0	0	(99,050)
Net issuance (repayment) of commercial paper	25,967	(34,432)	(71,329)
Issuance of stock	162,613	37,863	4,430
Acquisitions of treasury stock	(972,556)	(246,006)	(47,564)
Net borrowings to/from subsidiaries	96,000	(86,800)	(87,200)
Excess tax benefit on stock option exercises	2,021	162	(30)
Payment of dividends	(72,395)	(73,331)	(69,885)

Cash provided from (used for) financing activities	(758,350)	(411,457)	(74,320)

Net increase (decrease) in cash	27,099	0	(749)
Cash balance at beginning of period	0	0	749

Cash balance at end of period	$27,099	$0	$0

See Notes to Condensed Financial Statements and accompanying Report of Independent Registered

Public Accounting Firm.

TORCHMARK CORPORATION

(PARENT COMPANY)

NOTES TO CONDENSED FINANCIAL STATEMENTS

(Amounts in thousands)

Note A—Dividends from Subsidiaries

Cash dividends paid to Torchmark from the consolidated subsidiaries were as follows:

	2011	2010	2009
Consolidated subsidiaries	$769,139	$370,947	$354,695

Note B—Supplemental Disclosures of Cash Flow Information

The following table summarizes noncash transactions, which are not reflected on the Condensed Statements of Cash Flows:

	Year Ended December 31,
	2011	2010	2009
Stock-based compensation not involving cash	$14,954	$11,848	$9,860

The following table summarizes certain amounts paid (received) during the period:

	Year Ended December 31,
	2011	2010	2009
Interest paid	$74,569	$75,909	$73,031
Income taxes received	22,893	2,379	25,202

Note C—Special Items

In 2009, a Federal income tax expense of $1.5 million was incurred relating to Internal Revenue Service examinations of prior years.

Note D—Preferred Stock

As of December 31, 2011, Torchmark had 351 thousand shares of Cumulative Preferred Stock, Series A, issued and outstanding, of which 280 thousand shares were 6.50% Cumulative Preferred Stock, Series A, and 71 thousand shares were 7.15% Cumulative Preferred Stock, Series A (collectively, the “Series A Preferred Stock”). All issued and outstanding shares of Series A Preferred Stock were held by wholly-owned insurance subsidiaries. In the event of liquidation, the holders of the Series A Preferred Stock at the time outstanding would be entitled to receive a liquidating distribution out of the assets legally available to stockholders in the amount of $1 thousand per share or $351 million in the aggregate, plus any accrued and unpaid dividends, before any distribution is made to holders of Torchmark common stock. Holders of Series A Preferred Stock do not have any voting rights nor have rights to convert such shares into shares of any other class of Torchmark capital stock.